Commitments & Contingencies (Details) - Sep. 30, 2020	USD ($)	CNY (¥)
Commitments and Contingencies (Textual)
Prepaid | $	$ 1,043,102
Additional | $	671,075
RMB [Member]
Commitments and Contingencies (Textual)
Prepaid | ¥		¥ 7,000,000
Additional | ¥		1,000,000
General Contractor [Member]
Commitments and Contingencies (Textual)
Capital commitments | $	$ 1,174,338
General Contractor [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Capital commitments | ¥		¥ 8,000,000